PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment - Manufacturer [Member]	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	85
2023 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	10
2024 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	8
2025 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	11
2026-2029 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	56
Airbus S.A.S.[Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	83
Airbus S.A.S.[Member] | 2023 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	8
Airbus S.A.S.[Member] | 2024 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	8
Airbus S.A.S.[Member] | 2025 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	11
Airbus S.A.S.[Member] | 2026-2029 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	56
A320-NEO Family [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	83
A320-NEO Family [Member] | 2023 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	8
A320-NEO Family [Member] | 2024 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	8
A320-NEO Family [Member] | 2025 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	11
A320-NEO Family [Member] | 2026-2029 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	56
The Boeing Company [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2
The Boeing Company [Member] | 2023 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2
The Boeing Company [Member] | 2024 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase
The Boeing Company [Member] | 2025 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase
The Boeing Company [Member] | 2026-2029 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase
Boeing 787-9 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2
Boeing 787-9 [Member] | 2023 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase	2
Boeing 787-9 [Member] | 2024 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase
Boeing 787-9 [Member] | 2025 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase
Boeing 787-9 [Member] | 2026-2029 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of purchase commitment [Line Items]
Number of aircraft purchase